31 Net Operating Revenue (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net operating revenue [line items]
Gross operating revenues		R$ 25,939,794
PIS/Pasep and Cofins		(1,227,978)
Recovery of Pis/Pasep and Cofins on ICMS		(1,755,112)
ICMS (VAT)		(4,216,720)
Service tax (ISSQN)		(4,504)
Regulatory charges		(1,857,343)	R$ (2,161,811)	R$ (2,457,562)
Net operating revenues		18,633,249
Restated [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues			24,691,379	23,190,729
PIS/Pasep and Cofins			(2,243,383)	(2,094,148)
Recovery of Pis/Pasep and Cofins on ICMS			(105,184)
ICMS (VAT)			(4,518,791)	(4,085,153)
Service tax (ISSQN)			(3,333)	(3,402)
Regulatory charges			(2,161,811)	(2,457,562)
Net operating revenues			15,869,245	14,550,464
Electricity sales to final customers [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		9,524,897
PIS/Pasep and Cofins		(737,647)
ICMS (VAT)		(1,960,998)
Service tax (ISSQN)
Regulatory charges		(173,428)
Net operating revenues		6,652,824
Electricity sales to final customers [member] | Residential [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		3,098,969
Electricity sales to final customers [member] | Industrial [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		970,638
Electricity sales to final customers [member] | Trade, services and other activities [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		1,701,260
Electricity sales to final customers [member] | Rural [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		613,419
Electricity sales to final customers [member] | Public entities [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		195,259
Electricity sales to final customers [member] | Public lighting [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		233,558
Electricity sales to final customers [member] | Public service [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		290,482
Electricity sales to final customers [member] | Free consumers [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		1,729,603
Electricity sales to final customers [member] | Donations and grants [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		691,709
Electricity sales to final customers [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues			10,481,794	10,104,045
Net operating revenues			6,426,016	5,548,584
Electricity sales to final customers [member] | Restated [Member] | Residential [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			3,336,432	3,175,290
Electricity sales to final customers [member] | Restated [Member] | Industrial [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			1,276,105	1,419,240
Electricity sales to final customers [member] | Restated [Member] | Trade, services and other activities [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			2,179,510	2,136,087
Electricity sales to final customers [member] | Restated [Member] | Rural [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			631,527	572,361
Electricity sales to final customers [member] | Restated [Member] | Public entities [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			279,495	262,705
Electricity sales to final customers [member] | Restated [Member] | Public lighting [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			274,250	278,645
Electricity sales to final customers [member] | Restated [Member] | Public service [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			332,414	316,307
Electricity sales to final customers [member] | Restated [Member] | Free consumers [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			1,431,274	1,179,314
Electricity sales to final customers [member] | Restated [Member] | Donations and grants [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			740,787	764,096
Electricity sales to distributors [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		4,330,982
PIS/Pasep and Cofins		(467,817)
ICMS (VAT)		(21,637)
Service tax (ISSQN)
Regulatory charges		(61,698)
Net operating revenues		3,779,830
Electricity sales to distributors [member] | Bilateral contracts [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		2,386,929
Electricity sales to distributors [member] | Regulated contracts [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		916,377
Electricity sales to distributors [member] | Electric energy trade chamber CCEE [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		933,369
Electricity sales to distributors [member] | Interest [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		94,307
Electricity sales to distributors [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues			3,301,336	3,136,244
Net operating revenues			2,865,866	2,765,916
Electricity sales to distributors [member] | Restated [Member] | Bilateral contracts [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			1,998,617	2,002,077
Electricity sales to distributors [member] | Restated [Member] | Regulated contracts [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			854,239	385,157
Electricity sales to distributors [member] | Restated [Member] | Electric energy trade chamber CCEE [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			357,076	663,024
Electricity sales to distributors [member] | Restated [Member] | Interest [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			91,404	85,986
Use of the main distribution and transmission grid [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		8,780,612
PIS/Pasep and Cofins		(667,419)
ICMS (VAT)		(2,118,380)
Service tax (ISSQN)
Regulatory charges		(1,622,217)
Net operating revenues		4,372,596
Use of the main distribution and transmission grid [member] | Residential [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		2,788,725
Use of the main distribution and transmission grid [member] | Industrial [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		1,273,320
Use of the main distribution and transmission grid [member] | Trade, services and other activities [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		1,628,098
Use of the main distribution and transmission grid [member] | Rural [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		548,682
Use of the main distribution and transmission grid [member] | Public entities [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		180,814
Use of the main distribution and transmission grid [member] | Public lighting [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		205,904
Use of the main distribution and transmission grid [member] | Public service [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		195,597
Use of the main distribution and transmission grid [member] | Free consumers [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		1,164,020
Use of the main distribution and transmission grid [member] | Concessionaires and generators [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		61,720
Use of the main distribution and transmission grid [member] | Operating and maintenance income - O&M and interest income [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		733,732
Use of the main distribution and transmission grid [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues			8,270,996	6,867,274
Net operating revenues			4,138,771	3,469,060
Use of the main distribution and transmission grid [member] | Restated [Member] | Residential [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			2,585,892	2,222,621
Use of the main distribution and transmission grid [member] | Restated [Member] | Industrial [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			1,280,168	1,110,089
Use of the main distribution and transmission grid [member] | Restated [Member] | Trade, services and other activities [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			1,713,632	1,407,156
Use of the main distribution and transmission grid [member] | Restated [Member] | Rural [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			467,044	362,778
Use of the main distribution and transmission grid [member] | Restated [Member] | Public entities [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			217,027	185,383
Use of the main distribution and transmission grid [member] | Restated [Member] | Public lighting [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			206,492	184,530
Use of the main distribution and transmission grid [member] | Restated [Member] | Public service [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			174,414	141,556
Use of the main distribution and transmission grid [member] | Restated [Member] | Free consumers [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			1,052,535	795,105
Use of the main distribution and transmission grid [member] | Restated [Member] | Concessionaires and generators [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			62,414	80,329
Use of the main distribution and transmission grid [member] | Restated [Member] | Operating and maintenance income - O&M and interest income [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			511,378	377,727
Construction income [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		1,414,067
PIS/Pasep and Cofins
ICMS (VAT)
Service tax (ISSQN)
Regulatory charges
Net operating revenues		1,414,067
Construction income [member] | Power distribution service concession [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		1,154,488
Construction income [member] | Power gas distribution service concession [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		7,438
Construction income [member] | Power Transmission Concession [member]
Disclosure of net operating revenue [line items]
Gross operating revenues	[1]	252,141
Construction income [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues			1,132,884	1,097,313
Net operating revenues			1,132,884	1,097,313
Construction income [member] | Restated [Member] | Power distribution service concession [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			904,023	741,855
Construction income [member] | Restated [Member] | Power gas distribution service concession [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			12,153	13,478
Construction income [member] | Restated [Member] | Power Transmission Concession [member]
Disclosure of net operating revenue [line items]
Gross operating revenues	[1]		216,708	341,980
Fair value of assets from the indemnity for the concession [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		57,341
PIS/Pasep and Cofins
ICMS (VAT)
Service tax (ISSQN)
Regulatory charges
Net operating revenues		57,341
Fair value of assets from the indemnity for the concession [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues			36,646	47,499
Net operating revenues			36,646	47,499
Distribution of piped gas [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		679,304
PIS/Pasep and Cofins		(60,774)
ICMS (VAT)		(115,640)
Service tax (ISSQN)		(235)
Regulatory charges
Net operating revenues		502,655
Distribution of piped gas [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues			1,003,790	753,222
Net operating revenues			843,183	557,186
Sectorial financial assets and liabilities result [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		746,052
PIS/Pasep and Cofins		(69,113)
ICMS (VAT)
Service tax (ISSQN)
Regulatory charges
Net operating revenues		676,939
Sectorial financial assets and liabilities result [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues			25,057	985,344
Net operating revenues			18,631	893,688
Other operating revenue [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		406,539
PIS/Pasep and Cofins		(35,771)
ICMS (VAT)		(65)
Service tax (ISSQN)		(4,269)
Regulatory charges
Net operating revenues		366,434
Other operating revenue [member] | Leasing and rent [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		176,452
Other operating revenue [member] | Fair value in the purchase and sale of power in the active market [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		137,463
Other operating revenue [member] | Income from rendering of services [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		44,182
Other operating revenue [member] | Other income [member]
Disclosure of net operating revenue [line items]
Gross operating revenues		R$ 48,442
Other operating revenue [member] | Restated [Member]
Disclosure of net operating revenue [line items]
Gross operating revenues			438,876	199,788
Net operating revenues			407,248	171,218
Other operating revenue [member] | Restated [Member] | Leasing and rent [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			141,315	130,007
Other operating revenue [member] | Restated [Member] | Fair value in the purchase and sale of power in the active market [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			204,876
Other operating revenue [member] | Restated [Member] | Income from rendering of services [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			51,780	39,705
Other operating revenue [member] | Restated [Member] | Other income [member]
Disclosure of net operating revenue [line items]
Gross operating revenues			R$ 40,905	R$ 30,076

[1]	The balance contains the amount of construction revenue, the construction margin and the efficiency gain or loss as detailed in Note 11.3